Note 6 - Employee Benefit Plans - Defined Compensation Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Old 401k Plan [Member]
Shares held (in shares)	265,294	276,590
Fair value	$ 4,244,701	$ 5,241,377
Dividends on Company stock	58,084	61,838
Retirement Plan [Member]
Mutual funds - fair value	3,671,794	2,979,588
Employer contributions	$ 457,815	$ 453,576